Wilson Bank Holding Company - Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Wilson Bank Holding Company - Parent Company Financial Information [Abstract]
Wilson Bank Holding Company - Parent Company Financial Information
(21)	Wilson Bank Holding Company - Parent Company Financial Information

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Balance Sheets

December 31, 2011 and 2010

	September 30,		September 30,
	Dollars In Thousands
	2011		2010
ASSETS

Cash	$1,579	*	3,070	*
Investment in wholly-owned commercial bank subsidiary	155,599		141,099	*
Refundable income taxes	170		164

Total assets	$157,348		144,333

LIABILITIES AND STOCKHOLDERS’ EQUITY

Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,304,186 and 7,225,088 shares issued and outstanding, respectively	$14,608		14,450
Additional paid-in capital	46,734		43,790
Retained earnings	95,141		89,439
Net unrealized gains (losses) on available-for-sale securities, net of income taxes of $537 and $2,075, respectively	865		(3,346)

Total stockholders’ equity	157,348		144,333

Total liabilities and stockholders’ equity	$157,348		144,333

*	Eliminated in consolidation.

7WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Earnings and Comprehensive Earnings

Three Years Ended December 31, 2011

	September 30,	September 30,	September 30,
	Dollars In Thousands
	2011	2010	2009
Expenses:
Directors’ fees	$346	346	376
Other	64	45	60

Loss before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiaries	(410)	(391)	(436)

Federal income tax benefits	170	164	228

	(240)	(227)	(208)

Equity in undistributed earnings of commercial bank subsidiary	10,290 *	9,254 *	11,775 *

Net earnings	10,050	9,027	11,567

Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale- securities arising during period, net of taxes of $2,685, $1,578 and $250, respectively	4,330	(2,546)	405
Reclassification adjustments for net gains included in net earnings, net of taxes of $73, $204 and $191, respectively	(119)	(328)	(309)

Other comprehensive earnings (losses)	4,211	(2,874)	96

Comprehensive earnings	$14,261	6,153	11,663

*	Eliminated in consolidation.

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Changes in Stockholders’ Equity

Three Years Ended December 31, 2011

	September 30,	September 30,	September 30,	September 30,	September 30,
	Dollars In Thousands
				Net Unrealized
		Additional		Gain (Loss) On
	Common	Paid-In	Retained	Available-For-
	Stock	Capital	Earnings	Sale Securities	Total
Balance December 31, 2008	$14,084	38,078	77,524	(568)	129,118
Cash dividends declared, $.62 per share	—	—	(4,379)	—	(4,379)
Issuance of 95,403 shares of stock pursuant to dividend reinvestment plan	191	3,268	—	—	3,459
19,493 common shares repurchased	(39)	(658)	—	—	(697)
Issuance of 29,630 shares of stock pursuant to exercise of stock options	59	312	—	—	371
Share based compensation expense	—	22	—	—	22
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $59	—	—	—	96	96
Net earnings for the year	—	—	11,567	—	11,567

Balance December 31, 2009	14,295	41,022	84,712	(472)	139,557
Cash dividends declared, $.60 per share	—	—	(4,300)	—	(4,300)
Issuance of 79,816 shares of stock pursuant to dividend reinvestment plan	160	2,892	—	—	3,052
5,969 common shares repurchased	(12)	(213)	—	—	(225)
Issuance of 3,659 shares of stock pursuant to exercise of stock options	7	69	—	—	76
Share based compensation expense	—	20	—	—	20
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,782	—	—	—	(2,874)	(2,874)
Net earnings for the year	—	—	9,027	—	9,027

Balance December 31, 2010	14,450	43,790	89,439	(3,346)	144,333
Cash dividends declared, $.60 per share	—	—	(4,348)	—	(4,348)
Issuance of 79,962 shares of stock pursuant to dividend reinvestment plan	160	3,058	—	—	3,218
6,148 common shares repurchased	(13)	(237)	—	—	(250)
Issuance of 5,284 shares of stock pursuant to exercise of stock options	11	99	—	—	110
Share based compensation expense	—	24	—	—	24
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $2,612	—	—	—	4,211	4,211
Net earnings for the year	—	—	10,050	—	10,050

Balance December 31, 2011	$14,608	46,734	95,141	865	157,348

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Cash Flows

Three Years Ended December 31, 2011

Increase (Decrease) in Cash and Cash Equivalents

	September 30,	September 30,	September 30,
	Dollars In Thousands
	2011	2010	2009
Cash flows from operating activities:
Cash paid to suppliers and other	$(386)	(371)	(414)
Tax benefits received	164	228	216

Net cash used in operating activities	(222)	(143)	(198)

Cash flows from investing activities:
Dividends received from commercial bank subsidiary	—	4,500	1,000

Net cash provided by investing activities	—	4,500	1,000

Cash flows from financing activities:
Dividends paid	(4,348)	(4,300)	(4,379)
Proceeds from sale of stock pursuant to dividend reinvestment	3,218	3,052	3,459
Proceeds from exercise of stock options pursuant	110	76	371
Common shares repurchased	(249)	(225)	(697)

Net cash used in financing activities	(1,269)	(1,397)	(1,246)

Net increase (decrease) in cash and cash equivalents	(1,491)	2,960	(444)

Cash and cash equivalents at beginning of year	3,070	110	554

Cash and cash equivalents at end of year	$1,579	3,070	110

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Cash Flows, Continued

Three Years Ended December 31, 2011

Increase (Decrease) in Cash and Cash Equivalents

	September 30,	September 30,	September 30,
	Dollars In Thousands
	2011	2010	2008
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	$10,050	9,027	11,398

Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(10,290)	(9,254)	(11,601)
Decrease (increase) in refundable income taxes	(6)	64	(40)
Share based compensation expense	24	20	21

Total adjustments	(10,272)	(9,170)	(11,620)

Net cash used in operating activities	$(222)	(143)	(222)